UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-23101

American Funds Strategic Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Steven I. Koszalka

American Funds Strategic Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Strategic Bond FundSM
Investment portfolio
March 31, 2017
unaudited
Bonds, notes & other debt instruments 96.12% Corporate bonds & notes 47.69% Energy 9.18%	Principal amount (000)	Value (000)
Anadarko Petroleum Corp. 5.55% 2026	$1,805	$2,006
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[1]	1,010	1,028
Cheniere Energy, Inc. 7.00% 2024[1]	330	365
Cheniere Energy, Inc. 5.875% 2025[1]	725	759
Chesapeake Energy Corp. 8.00% 2025[1]	850	853
Chevron Corp. 2.498% 2022	2,125	2,137
Concho Resources Inc. 4.375% 2025	475	480
ConocoPhillips 4.95% 2026	125	139
Devon Energy Corp. 5.85% 2025	2,200	2,527
Enbridge Energy Partners, LP 5.875% 2025	155	174
Enbridge Energy Partners, LP 7.375% 2045	905	1,107
Enbridge Inc. 5.50% 2046	475	507
Energy Transfer Partners, LP 4.75% 2026	710	732
Energy Transfer Partners, LP 4.20% 2027	210	208
Energy Transfer Partners, LP 6.125% 2045	470	503
Energy Transfer Partners, LP 5.30% 2047	1,000	963
EnLink Midstream Partners, LP 4.85% 2026	400	413
Exxon Mobil Corp. 4.114% 2046	120	124
Halliburton Co. 5.00% 2045	570	601
Kinder Morgan, Inc. 4.30% 2025	200	205
Kinder Morgan, Inc. 5.55% 2045	1,200	1,235
MPLX LP 4.125% 2027	230	229
MPLX LP 5.20% 2047	260	263
NGL Energy Partners LP 6.875% 2021	475	487
Peabody Energy Corp. 6.00% 2022[1]	125	125
Peabody Energy Corp. 6.375% 2025[1]	125	124
Petrobras Global Finance Co. 8.375% 2021	750	850
Petrobras Global Finance Co. 7.375% 2027	885	938
Petróleos Mexicanos 6.375% 2021	185	201
Petróleos Mexicanos 6.875% 2026	375	417
Petróleos Mexicanos 6.75% 2047	685	697
Phillips 66 Partners LP 4.90% 2046	225	215
Range Resources Corp. 4.875% 2025	600	578
Royal Dutch Shell PLC 3.75% 2046	690	636
Sabine Pass Liquefaction, LLC 4.20% 2028[1]	280	276
Schlumberger BV 4.00% 2025[1]	500	522
Shell International Finance BV 2.875% 2026	550	535
Southwestern Energy Co. 6.70% 2025	615	612
Spectra Energy Partners, LP 4.50% 2045	100	94
Tallgrass Energy Partners, LP 5.50% 2024[1]	425	429
Teekay Corp. 8.50% 2020	1,000	995
Tesoro Corp. 4.75% 2023[1]	425	441
Tesoro Corp. 5.125% 2026[1]	1,575	1,660
Tesoro Logistics LP 6.125% 2021	40	42
Tesoro Logistics LP 6.375% 2024	50	54
Transocean Inc. 9.00% 2023[1]	1,625	1,743
American Funds Strategic Bond Fund — Page 1 of 12

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Valero Energy Partners LP 4.375% 2026	$900	$910
Western Gas Partners LP 4.65% 2026	255	263
Williams Partners LP 4.30% 2024	905	932
Williams Partners LP 5.10% 2045	975	972
		33,306
Financials 9.17%
Banco Santander, SA 3.70% 2022[1]	2,800	2,807
Bank of Nova Scotia 2.70% 2022	3,400	3,410
Barclays Bank PLC 4.95% 2047	1,175	1,178
BNP Paribas 4.625% 2027[1]	2,000	2,001
Charles Schwab Corp, Series E, junior subordinated 4.625% 2049	3,650	3,613
Citigroup Inc. 3.887% 2028	1,025	1,031
Crédit Agricole SA 3.375% 2022[1]	1,525	1,527
Danske Bank AS 2.70% 2022[1]	2,725	2,716
Goldman Sachs Group, Inc. 3.50% 2026	2,577	2,528
HSBC Holdings PLC 4.041% 2028	1,400	1,417
JPMorgan Chase & Co. 3.782% 2028	1,595	1,612
Lloyds Banking Group PLC 3.75% 2027	750	739
Metropolitan Life Global Funding I, 3.45% 2026[1]	1,150	1,160
Morgan Stanley 3.625% 2027	1,500	1,491
Navient Corp. 6.50% 2022	275	278
New York Life Global Funding 1.70% 2021[1]	1,600	1,554
Skandinaviska Enskilda Banken AB 2.80% 2022	1,700	1,705
Swedbank AB 2.80% 2022[1]	2,500	2,506
		33,273
Health care 7.28%
Abbott Laboratories 3.40% 2023	655	662
Abbott Laboratories 3.75% 2026	2,410	2,412
Abbott Laboratories 4.75% 2036	315	326
Abbott Laboratories 4.90% 2046	2,225	2,316
AbbVie Inc. 3.20% 2026	310	298
AbbVie Inc. 4.45% 2046	995	955
Allergan PLC 4.75% 2045	635	642
Centene Corp. 4.75% 2022	550	568
Centene Corp. 4.75% 2025	425	428
Community Health Systems Inc. 6.25% 2023	1,000	1,024
Concordia Healthcare Corp. 9.00% 2022[1]	625	454
Concordia Healthcare Corp. 9.50% 2022[1]	575	129
inVentiv Health, Inc. 7.50% 2024[1]	670	693
Kinetic Concepts, Inc. 12.50% 2021[1]	365	406
Molina Healthcare, Inc. 5.375% 2022	500	520
Novartis Capital Corp. 3.10% 2027	3,200	3,186
Shire PLC 2.40% 2021	3,040	2,980
Shire PLC 2.875% 2023	1,315	1,278
Shire PLC 3.20% 2026	1,885	1,803
Teva Pharmaceutical Finance Company BV 2.20% 2021	975	939
Teva Pharmaceutical Finance Company BV 4.10% 2046	1,650	1,427
UnitedHealth Group Inc. 3.45% 2027	550	558
VPI Escrow Corp. 7.50% 2021[1]	575	506
VPI Escrow Corp. 6.50% 2022[1]	225	232
VPI Escrow Corp. 7.00% 2024[1]	425	437
American Funds Strategic Bond Fund — Page 2 of 12

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
VRX Escrow Corp. 5.875% 2023[1]	$950	$742
WellCare Health Plans, Inc. 5.25% 2025	500	517
		26,438
Information technology 5.80%
Analog Devices, Inc. 2.50% 2021	470	466
Analog Devices, Inc. 3.125% 2023	1,300	1,295
Analog Devices, Inc. 3.50% 2026	890	883
Apple Inc. 3.00% 2024	695	702
Apple Inc. 3.35% 2027	1,000	1,011
BMC Software, Inc. 8.125% 2021[1]	570	577
Broadcom Ltd. 3.00% 2022[1]	3,000	2,994
Broadcom Ltd. 3.625% 2024[1]	3,000	3,026
Broadcom Ltd. 3.875% 2027[1]	2,170	2,188
Camelot Finance SA 7.875% 2024[1]	1,175	1,249
CCC Information Services Inc., Term Loan (3-month USD-LIBOR + 6.75%) 7.75% 2025[2,3,4]	275	273
Dell Inc. 2.65% 2020	1,000	975
JDA Software Group, Inc. 7.375% 2024[1]	225	235
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.284% 2024[2,3,4]	300	310
Microsoft Corp. 3.30% 2027	3,335	3,393
Microsoft Corp. 4.25% 2047	1,000	1,027
Symantec Corp 5.00% 2025[1]	450	461
		21,065
Consumer discretionary 3.97%
American Axle & Manufacturing Holdings, Inc. 6.50% 2027[1]	375	375
American Honda Finance Corp. 1.70% 2021	1,600	1,554
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	1,800	1,817
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047[1]	705	711
Comcast Corp. 3.30% 2027	1,500	1,487
DaimlerChrysler North America Holding Corp. 2.20% 2021[1]	2,500	2,446
Ford Motor Co. 5.291% 2046	920	925
Hilton Worldwide Holdings Inc. 4.25% 2024[1]	650	645
Newell Rubbermaid Inc. 5.50% 2046	565	643
Schaeffler Verwaltungs 4.75% 2026 (100% PIK)[1,5]	940	919
TI Automotive Ltd. 8.75% 2023[1]	175	186
Toyota Motor Credit Corp. 2.25% 2023	1,395	1,349
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,336
		14,393
Utilities 3.15%
Duke Energy Corp. 2.65% 2026	685	637
Emera Inc. 6.75% 2076	475	521
Emera US Finance LP 4.75% 2046	475	481
Eversource Energy 2.75% 2022	365	366
Exelon Corp. 2.50% 2022	1,175	1,187
Great Plains Energy Inc. 3.15% 2022	2,325	2,351
Great Plains Energy Inc. 3.90% 2027	2,800	2,829
Great Plains Energy Inc. 4.85% 2047	1,400	1,440
Public Service Enterprise Group Inc. 2.00% 2021	930	902
Talen Energy Corp. 4.625% 2019[1]	275	282
Virginia Electric and Power Co. 2.95% 2026	455	445
		11,441
American Funds Strategic Bond Fund — Page 3 of 12

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 2.30%	Principal amount (000)	Value (000)
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	$725	$756
ERAC USA Finance Co. 4.20% 2046[1]	845	771
FedEx Corp. 4.40% 2047	1,500	1,466
Hardwoods Acquisition Inc 7.50% 2021[1]	275	246
Honeywell International Inc. 2.50% 2026	1,485	1,406
Siemens AG 2.35% 2026[1]	1,600	1,488
Snap-on Inc. 3.25% 2027	2,200	2,226
		8,359
Telecommunication services 2.25%
AT&T Inc. 4.250% 2027	1,267	1,288
AT&T Inc. 5.45% 2047	633	647
SoftBank Group Corp. 3.36% 2023[1,3]	2,300	2,306
TELUS Corp. 3.70% 2027	2,100	2,106
Verizon Communications Inc. 4.125% 2027	951	969
Verizon Communications Inc. 4.522% 2048	300	274
Zayo Group Holdings, Inc. 5.75% 2027[1]	550	582
		8,172
Consumer staples 1.62%
Altria Group, Inc. 3.875% 2046	1,160	1,078
Anheuser-Busch InBev NV 3.65% 2026	290	294
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 8.50% 2025[2,3,4]	500	489
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.482% 2023[2,3,4]	950	948
Molson Coors Brewing Co. 3.00% 2026	570	543
Philip Morris International Inc. 2.625% 2022	695	695
Post Holdings, Inc. 5.75% 2027[1]	1,600	1,604
Reynolds American Inc. 5.85% 2045	205	242
		5,893
Real estate 1.49%
Alexandria Real Estate Equities, Inc. 3.95% 2028	400	400
Equinix, Inc. 5.375% 2027	1,550	1,604
Howard Hughes Corp. 5.375% 2025[1]	1,250	1,241
Kimco Realty Corp. 3.80% 2027	930	926
Westfield Corp. Ltd. 3.15% 2022[1]	1,245	1,246
		5,417
Materials 1.48%
First Quantum Minerals Ltd. 7.25% 2022[1]	1,000	1,034
First Quantum Minerals Ltd. 7.50% 2025[1]	625	633
LYB International Finance BV 3.50% 2027	955	939
Olin Corp. 5.125% 2027	425	433
Potash Corp. of Saskatchewan Inc. 4.00% 2026	1,800	1,846
Vale Overseas Ltd. 6.25% 2026	430	468
		5,353
Total corporate bonds & notes		173,110
U.S. Treasury bonds & notes 34.82% U.S. Treasury inflation-protected securities 22.29%
U.S. Treasury Inflation-Protected Security 0.125% 2023[6]	1,893	1,895
U.S. Treasury Inflation-Protected Security 0.25% 2025[6]	2,358	2,341
U.S. Treasury Inflation-Protected Security 0.125% 2026[6,7]	9,673	9,451
American Funds Strategic Bond Fund — Page 4 of 12

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.625% 2026[6]	$1,124	$1,146
U.S. Treasury Inflation-Protected Security 0.375% 2027[6]	55,884	55,715
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	2,883	3,663
U.S. Treasury Inflation-Protected Security 1.00% 2046[6]	1,629	1,657
U.S. Treasury Inflation-Protected Security 0.875% 2047[6]	5,130	5,061
		80,929
U.S. Treasury 12.53%
U.S. Treasury 1.00% 2018	2,000	1,993
U.S. Treasury 1.00% 2019	762	755
U.S. Treasury 1.875% 2022	3,563	3,554
U.S. Treasury 2.125% 2024	10,200	10,142
U.S. Treasury 2.25% 2027[7]	28,636	28,278
U.S. Treasury 2.875% 2046	770	747
		45,469
Total U.S. Treasury bonds & notes		126,398
Bonds & notes of governments & government agencies outside the U.S. 12.73%
Brazil (Federative Republic of) 10.00% 2027	BRL17,000	5,425
Brazil (Federative Republic of) 6.00% 2050[6]	6,054	2,143
Ghana (Republic of) 21.50% 2020	GHS5,800	1,402
Japan, Series 20, 0.10% 2025[6]	¥498,000	4,708
Japan, Series 21, 0.10% 2026[6]	1,995,817	18,922
Kuwait (State of) 3.50% 2027[1]	$3,500	3,542
United Mexican States, Series M20, 10.00% 2024	MXN160,000	10,062
		46,204
Municipals 0.57%
State of New Jersey Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	$1,500	694
State of New Jersey Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	1,000	438
State of New York Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2049	750	187
State of New York Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	2,400	458
State of New York Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2056	1,600	287
		2,064
Asset-backed obligations 0.31%
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 2029[1,3]	595	581
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[1,3]	570	567
		1,148
Total bonds, notes & other debt instruments (cost: $348,039,000)		348,924
American Funds Strategic Bond Fund — Page 5 of 12

unaudited
Short-term securities 2.09%	Principal amount (000)	Value (000)
Svenska Handelsbanken Inc. 0.92% due 5/24/2017[1]	$5,000	$4,994
Victory Receivables Corp. 1.02% due 4/24/2017[1]	2,600	2,598
Total short-term securities (cost: $7,591,000)		7,592
Total investment securities 98.21% (cost: $355,630,000)		356,516
Other assets less liabilities 1.79%		6,493
Net assets 100.00%		$363,009
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)[8]	Value at 3/31/2017 (000)[9]	Unrealized (depreciation) appreciation at 3/31/2017 (000)
30 Day Federal Funds Futures	Long	665	April 2017	$227,083	$274,639	$(139)
30 Year Ultra U.S. Treasury Bond Futures	Long	109	June 2017	10,900	17,508	555
10 Year U.S. Treasury Note Futures	Short	54	June 2017	(5,400)	(6,726)	1
10 Year Ultra U.S. Treasury Note Futures	Short	93	June 2017	(9,300)	(12,452)	(8)
5 Year U.S. Treasury Note Futures	Long	94	July 2017	9,400	11,067	63
90 Day Euro Dollar Futures	Long	385	December 2017	96,250	94,758	(386)
90 Day Euro Dollar Futures	Long	828	March 2018	207,000	203,574	196
90 Day Euro Dollar Futures	Short	1,150	September 2018	(287,500)	(282,066)	14
90 Day Euro Dollar Futures	Short	1,150	December 2018	(287,500)	(281,721)	8
90 Day Euro Dollar Futures	Short	420	March 2019	(105,000)	(102,811)	(105)
						$199
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2017 (000)
Purchases (000)	Sales (000)
EUR1,053	USD1,115	JPMorgan Chase	4/7/2017	$8
EUR1,350	USD1,421	HSBC Bank	4/11/2017	20
USD2,986	AUD3,950	Barclays Bank PLC	4/11/2017	(31)
USD3,299	JPY370,000	JPMorgan Chase	4/12/2017	(25)
EUR0	USD0	JPMorgan Chase	4/13/2017	—[10]
EUR0	USD0	Citibank	4/13/2017	—[10]
USD949	KRW1,100,000	Citibank	4/13/2017	(34)
USD7,061	JPY800,000	HSBC Bank	4/13/2017	(129)
USD2,373	JPY245,000	JPMorgan Chase	4/18/2017	171
MXN9,892	USD500	Bank of America, N.A.	4/21/2017	27
GBP436	USD532	Bank of America, N.A.	4/21/2017	14
EUR450	USD476	HSBC Bank	4/21/2017	5
USD152	SGD215	Bank of America, N.A.	4/21/2017	(1)
USD750	AUD1,000	JPMorgan Chase	4/21/2017	(13)
USD1,057	SGD1,500	JPMorgan Chase	4/21/2017	(16)
USD6,128	JPY700,000	Citibank	4/21/2017	(165)
USD5,129	BRL15,900	HSBC Bank	4/24/2017	78
USD1,432	KRW1,599,600	JPMorgan Chase	4/24/2017	1
USD4,987	JPY571,000	Bank of America, N.A.	4/26/2017	(148)
USD1,074	KRW1,210,000	Citibank	4/27/2017	(9)
American Funds Strategic Bond Fund — Page 6 of 12

unaudited
Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2017 (000)
Purchases (000)	Sales (000)
USD3,099	AUD4,100	Bank of America, N.A.	4/27/2017	$(31)
USD6,271	AUD8,150	Citibank	4/28/2017	47
USD1,239	SGD1,730	JPMorgan Chase	4/28/2017	2
USD2,316	BRL7,300	JPMorgan Chase	4/28/2017	(1)
USD3,429	MXN66,000	Goldman Sachs	4/28/2017	(81)
COP10,439,000	USD3,618	Citibank	5/3/2017	(4)
USD150	GBP120	JPMorgan Chase	5/10/2017	(1)
EUR1,018	USD1,097	Barclays Bank PLC	5/10/2017	(9)
USD6,241	MXN117,800	Goldman Sachs	5/11/2017	(11)
				$(336)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2017 (000)
U.S. EFFR	1.035%	7/26/2017	$1,138,000	$(114)	$—	$(114)
U.S. EFFR	1.0335%	7/26/2017	1,822,000	(182)	—	(182)
0.207%	SONIA	10/13/2018	£45,000	(82)	—	(82)
0.227%	SONIA	10/14/2018	5,000	(7)	—	(7)
0.226%	SONIA	10/14/2018	45,000	(66)	—	(66)
7.48%	28-day MXN-TIIE	1/11/2019	MXN690,000	212	—	212
7.46%	28-day MXN-TIIE	1/24/2019	390,000	116	—	116
1.385%	U.S. EFFR	3/14/2019	$234,000	168	—	168
1.345%	6-month NOK-NIBOR	12/16/2019	NKr193,000	48	—	48
1.35%	6-month NOK-NIBOR	2/21/2020	90,000	21	—	21
1.8725%	3-month USD-LIBOR	3/20/2020	$52,000	105	—	105
6-month EURIBOR	0.545%	1/11/2022	€68,000	39	—	39
1.88984%	3-month USD-LIBOR	1/17/2022	$13,000	(89)	—	(89)
1.63%	U.S. EFFR	2/22/2022	32,700	(184)	—	(184)
2.14086%	3-month USD-LIBOR	3/7/2022	35,500	154	—	154
2.1385%	3-month USD-LIBOR	3/7/2022	35,500	150	—	150
2.045%	3-month USD-LIBOR	3/24/2023	53,800	(513)	—	(513)
1.8875%	3-month USD-LIBOR	6/7/2023	33,600	(428)	—	(428)
1.569%	3-month USD-LIBOR	7/6/2023	40,500	(754)	—	(754)
1.615%	3-month USD-LIBOR	8/18/2023	73,000	(1,310)	—	(1,310)
1.309%	3-month USD-LIBOR	9/27/2023	4,100	(220)	—	(220)
1.3035%	3-month USD-LIBOR	9/27/2023	4,100	(222)	—	(222)
2.42%	3-month USD-LIBOR	11/18/2023	50,000	(191)	—	(191)
2.031%	3-month USD-LIBOR	1/17/2024	8,700	(98)	—	(98)
3-month USD-LIBOR	2.0955%	2/10/2024	1,700	13	—	13
1.805%	U.S. EFFR	2/21/2024	48,000	(288)	—	(288)
3-month USD-LIBOR	2.3055%	3/7/2024	16,000	(92)	—	(92)
3-month USD-LIBOR	2.326%	3/7/2024	16,000	(114)	—	(114)
3-month USD-LIBOR	2.3275%	3/7/2024	16,000	(115)	—	(115)
2.296%	3-month USD-LIBOR	3/21/2024	25,000	123	—	123
6-month JPY-LIBOR	0.1277%	3/24/2026	¥500,000	42	—	42
6-month JPY-LIBOR	(0.0823)%	7/11/2026	1,200,000	243	—	243
3-month USD-LIBOR	1.6835%	11/2/2026	$3,900	234	—	234
American Funds Strategic Bond Fund — Page 7 of 12

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2017 (000)
3-month USD-LIBOR	1.688%	11/2/2026	$2,100	$125	$—	$125
28-day MXN-TIIE	8.07%	1/1/2027	MXN180,000	(461)	—	(461)
28-day MXN-TIIE	8.135%	1/14/2027	102,000	(288)	—	(288)
3-month USD-LIBOR	2.38%	2/15/2027	$13,100	4	—	4
3-month USD-LIBOR	2.4695%	3/7/2027	37,500	(286)	—	(286)
3-month USD-LIBOR	2.47041%	3/7/2027	37,500	(289)	—	(289)
3-month USD-LIBOR	2.466%	3/9/2027	16,700	(122)	—	(122)
3-month USD-LIBOR	2.5705%	3/14/2027	78,500	(1,308)	—	(1,308)
2.4805%	3-month USD-LIBOR	3/21/2027	27,000	227	—	227
2.3335%	3-month USD-LIBOR	3/29/2027	25,000	(124)	—	(124)
2.333%	3-month USD-LIBOR	3/29/2027	30,000	(151)	—	(151)
3-month USD-LIBOR	2.35%	3/24/2031	11,700	435	—	435
3-month USD-LIBOR	2.22%	6/7/2031	7,300	355	—	355
3-month USD-LIBOR	1.8929%	7/6/2031	8,700	659	—	659
3-month USD-LIBOR	1.87%	8/18/2031	15,500	1,206	—	1,206
3-month USD-LIBOR	2.57%	11/18/2031	11,000	232	—	232
1.4447%	6-month EURIBOR	5/25/2045	€2,650	42	—	42
3-month USD-LIBOR	2.625%	2/21/2047	$2,000	13	—	13
3-month USD-LIBOR	2.6915%	2/23/2047	2,800	(23)	—	(23)
3-month USD-LIBOR	2.673%	3/3/2047	8,000	(35)	—	(35)
2.7005%	3-month USD-LIBOR	3/7/2047	8,000	83	—	83
2.70046%	3-month USD-LIBOR	3/7/2047	8,000	82	—	82
2.818%	3-month USD-LIBOR	3/15/2047	6,300	226	—	226
3-month USD-LIBOR	2.743%	3/21/2047	11,500	(224)	—	(224)
					$—	$(3,023)
American Funds Strategic Bond Fund — Page 8 of 12

unaudited
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments (000)	Unrealized depreciation at 3/31/2017 (000)
CDX.NA.HY.28	5.00%/Quarterly	6/20/2022	$91,075	$(6,557)	$(6,472)	$(85)

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $68,495,000, which represented 18.87% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,020,000, which represented .56% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	A portion of this security was pledged as collateral. The total value of pledged collateral was $12,362,000, which represented 3.41% of the net assets of the fund.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
[10]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
American Funds Strategic Bond Fund — Page 9 of 12

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $575,433,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $50,381,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $875,620,000 and $41,410,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2017 (dollars in thousands):
American Funds Strategic Bond Fund — Page 10 of 12

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$173,110	$—	$173,110
U.S. Treasury bonds & notes	—	126,398	—	126,398
Bonds & notes of governments & government agencies outside the U.S.	—	46,204	—	46,204
Municipals	—	2,064	—	2,064
Asset-backed obligations	—	1,148	—	1,148
Short-term securities	—	7,592	—	7,592
Total	$—	$356,516	$—	$356,516

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$837	$—	$—	$837
Unrealized appreciation on open forward currency contracts	—	373	—	373
Unrealized appreciation on interest rate swaps	—	5,357	—	5,357
Liabilities:
Unrealized depreciation on futures contracts	(638)	—	—	(638)
Unrealized depreciation on open forward currency contracts	—	(709)	—	(709)
Unrealized depreciation on interest rate swaps	—	(8,380)	—	(8,380)
Unrealized depreciation on credit default swaps	—	(85)	—	(85)
Total	$199	$(3,444)	$—	$(3,245)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,159
Gross unrealized depreciation on investment securities	(3,566)
Net unrealized appreciation on investment securities	593
Cost of investment securities	355,923

American Funds Strategic Bond Fund — Page 11 of 12

unaudited
Key to abbreviations and symbols
AUD = Australian dollars
Auth. = Authority
BRL = Brazilian reais
COP = Colombian pesos
Dev. = Development
EFFR = Effective Federal Funds Rate
EUR/€ = Euros
EURIBOR = Euro Interbank Offered Rate
GBP/£ = British pounds
GHS = Ghanaian cedi
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
NIBOR = Norwegian Interbank Offered Rate
NOK/NKr = Norwegian kroner
Rev. = Revenue
SGD = Singapore dollars
SONIA = Sterling Overnight Interbank Average Rate
TIIE = Equilibrium Interbank Interest Rate
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-112-0517O-S55990	American Funds Strategic Bond Fund — Page 12 of 12

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS STRATEGIC BOND FUND

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: May 26, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 26, 2017